Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our NEOs and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to the “Compensation Discussion and Analysis.”
Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based On:
Year*	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (K)(7)	Company- Selected Measure- Revenue (K)(8)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	N/A	$9,827,830	N/A	$38,451,586	$2,625,068	$8,553,964	$94.72	$100.17	$121,163	$977,716
2023	$964,100	$950,900	$825,030	$(1,592,111)	$4,417,262	$4,012,762	$49.15	$100.99	$93,333	$831,103
2022	$3,060,700	$15,124,420	$426,088	$23,416,502	$6,686,879	$4,515,392	$51.60	$83.15	$(11,970)	$627,623
2021	$5,159,210	N/A	$25,804,030	N/A	$7,116,937	$5,330,229	$69.34	$107.40	$(33,987)	$473,403
* The Company became a publicly listed company on June 28, 2021, and therefore the covered fiscal years reflected in this section are 2021, 2022, 2023 and 2024. For clarification, John Caplan became our sole CEO on March 1, 2023 after joining the Company as Co-CEO on May 25, 2022, and therefore the principal executive officer (“PEO”) information related to Mr. Caplan is reflected in 2022, 2023 and 2024 only. Scott Galit was Co-CEO during January and February 2023 and therefore the PEO information for such period reflects his compensation as well. Amounts in this table were adjusted to reflect the estimated cost of life insurance premiums for U.S. based executives and severance accruals under the Israeli severance fund for Israel based executives, for years other than 2024, in the applicable year.
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each applicable covered fiscal year in the “Total” column of the Summary Compensation Table. During 2024, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance disclosure covering the year 2024 exclude any amounts paid to Mr. Galit.
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan in the applicable years, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. Further, during 2024, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance Disclosure covering the year 2024 exclude any amounts paid to Mr. Galit. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Caplan’s total compensation for 2024 to determine the executive compensation actually paid.
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO
2024	$9,827,830	$8,673,500	$37,297,256	—	$38,451,586
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO
2024	$17,266,477	$15,518,785	—	$4,511,994	—	—	$37,297,256
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan, as applicable) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2024, Bea Ordonez, our Chief Financial Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Arnon Kraft, our former Chief Operating Officer; (ii) for 2023, Michael Levine, our former Chief Financial Officer, Bea Ordonez, our Chief Financial Officer, Arnon Kraft, our former Chief Operating Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Keren Levy, our former President; (iii) for 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our former Chief Operating Officer, Assaf Ronen, our former Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (iv) for 2021, Arnon Kraft, our former Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer.
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b).
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2024	$2,625,068	$1,816,750	$7,745,645	—	$8,553,964
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$3,597,667	$3,320,349	—	$827,630	—	—	$7,745,645
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period reflects such date.
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.
(7) The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each applicable covered fiscal year in the “Total” column of the Summary Compensation Table. During 2024, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance disclosure covering the year 2024 exclude any amounts paid to Mr. Galit.
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan, as applicable) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2024, Bea Ordonez, our Chief Financial Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Arnon Kraft, our former Chief Operating Officer; (ii) for 2023, Michael Levine, our former Chief Financial Officer, Bea Ordonez, our Chief Financial Officer, Arnon Kraft, our former Chief Operating Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Keren Levy, our former President; (iii) for 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our former Chief Operating Officer, Assaf Ronen, our former Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (iv) for 2021, Arnon Kraft, our former Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer.

Peer Group Issuers, Footnote
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.

Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan in the applicable years, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. Further, during 2024, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance Disclosure covering the year 2024 exclude any amounts paid to Mr. Galit. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Caplan’s total compensation for 2024 to determine the executive compensation actually paid.
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO
2024	$9,827,830	$8,673,500	$37,297,256	—	$38,451,586
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO
2024	$17,266,477	$15,518,785	—	$4,511,994	—	—	$37,297,256

Non-PEO NEO Average Total Compensation Amount	$ 2,625,068	$ 4,417,262	$ 6,686,879	$ 7,116,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,553,964	4,012,762	4,515,392	5,330,229
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b).
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2024	$2,625,068	$1,816,750	$7,745,645	—	$8,553,964
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$3,597,667	$3,320,349	—	$827,630	—	—	$7,745,645

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use when setting goals in our short-term incentive compensation program (Revenue and Adjusted EBITDA) are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. In addition, the achievement of specified stock price levels is used as a vesting condition for certain new hire performance stock unit grants made to the Company’s CEO and CFO and other senior officers. Accordingly, the Company has three financial performance measures that are used by us to link executive compensation actually paid to our NEOs to our performance, which for the most recently completed fiscal year, are as follows:
•
Revenue

•
Adjusted EBITDA

•
Stock price

As noted above, we have determined revenue to be the “most important” financial performance measure used to link the compensation of our NEOs with our performance for the most recently completed fiscal year and, as noted, it is being used as our Company Selected Measure.
For a definition of Adjusted EBITDA, please see Annex A of this Proxy Statement.

Total Shareholder Return Amount	$ 94.72	49.15	51.6	69.34
Peer Group Total Shareholder Return Amount	100.17	100.99	83.15	107.4
Net Income (Loss)	$ 121,163	$ 93,333	$ (11,970)	$ (33,987)
Company Selected Measure Amount	977,716	831,103	627,623	473,403
PEO Name	John Caplan
Equity Awards Adjustments, Footnote
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO
2024	$17,266,477	$15,518,785	—	$4,511,994	—	—	$37,297,256
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$3,597,667	$3,320,349	—	$827,630	—	—	$7,745,645

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
Caplan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,827,830	$ 950,900	$ 15,124,420
PEO Actually Paid Compensation Amount	38,451,586	(1,592,111)	23,416,502
Messrs Galit [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		964,100	3,060,700	$ 5,159,210
PEO Actually Paid Compensation Amount		$ 825,030	$ 426,088	$ 25,804,030
PEO | Caplan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,673,500)
PEO | Caplan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,297,256
PEO | Caplan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,266,477
PEO | Caplan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,518,785
PEO | Caplan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,511,994
PEO | Caplan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,816,750)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,745,645
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,597,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,320,349
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,630
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount